Annual Total Returns - FidelityEnhancedIndexFunds-ComboPRO - FidelityEnhancedIndexFunds-ComboPRO - Fidelity Mid Cap Enhanced Index Fund - Fidelity Mid Cap Enhanced Index Fund	Oct. 29, 2022
Bar Chart Table:
Annual Return 2012	16.49%
Annual Return 2013	39.88%
Annual Return 2014	13.08%
Annual Return 2015	(2.42%)
Annual Return 2016	13.49%
Annual Return 2017	18.40%
Annual Return 2018	(11.72%)
Annual Return 2019	27.35%
Annual Return 2020	15.37%
Annual Return 2021	24.12%